Statements of Operations - USD ($)	3 Months Ended						5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative expenses	$ 6,700,416			$ 486,151			$ 36,741	$ 9,419,196	$ 1,238,686	$ 2,418,309
Research and development expenses	2,104,021			219,478			47,220	2,884,538	355,408	643,642
Operating expenses	8,804,437			705,629			83,961	12,303,734	1,594,094	3,061,951
Operating loss	(8,804,437)			(705,629)			(83,961)	(12,303,734)	(1,594,094)	(3,061,951)
Other non-operating income (expense)
Interest income	14,322			8,945			26	14,322	20,330	20,331
Change in fair value of SAFE Notes	(31,601,632)			(1,248,279)			(547,000)	(35,239,799)	(2,500,000)	(4,987,665)
Other income (expenses)	864							1,868	(350)	749
Total non-operating income (expense)	(31,586,446)			(1,239,334)			(546,974)	(35,223,609)	(2,480,020)	(4,966,585)
Net loss	$ (40,390,883)	$ (3,801,090)	$ (3,335,370)	$ (1,944,963)	$ (1,273,380)	$ (855,771)	$ (630,935)	$ (47,527,343)	$ (4,074,114)	$ (8,028,536)	$ (630,235)
Basic weighted average shares outstanding of common stock (in shares)	31,316,149			16,182,268			7,276,863	21,282,445	13,006,041	13,877,567
Diluted weighted average shares outstanding of common stock (in shares)	31,316,149			16,182,268			7,276,863	21,282,445	13,006,041	13,877,567
Basic net loss per share of common stock (in dollars per share)	$ (1.29)			$ (0.12)			$ (0.09)	$ (2.23)	$ (0.31)	$ (0.58)
Diluted net loss per share of common stock (in dollars per share)	$ (1.29)			$ (0.12)			$ (0.09)	$ (2.23)	$ (0.31)	$ (0.58)